Additional Information Included in the Consolidated Statement of Cash Flows - Schedule of Changes in Non-Cash Working Capital Items (Details) - CAD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Schedule of Changes in Non-Cash Working Capital Items [Abstract]
Trade receivable and other receivables	$ (14,782)	$ 1,566,588
Government assistance and R&D tax credits receivable	30,845	62,754	$ 283,771	$ 205,042	$ (553,097)
Inventories	351,988	(271,644)	298,722	609,663	541,093
Prepaid expenses	(1,486,604)	(3,522,378)
Prepaid financing fees	(140,475)		55,014
Accounts payable and accrued liabilities	(1,071,588)	(10,709,982)	(11,454,393)	2,534,308	1,720,000
Contract liability	7,194,500
Provisions		(459,054)	(869,408)	(487,051)
Total changes in non-cash working capital	$ 4,863,884	$ (13,333,716)	$ (10,989,247)	$ 2,421,056	$ (391,808)